Share-Based Compensation (Details) - Schedule of nonvested restricted stock units activity	6 Months Ended
	Jun. 30, 2022 $ / shares shares
RSUs [Member]
Share-Based Compensation (Details) - Schedule of nonvested restricted stock units activity [Line Items]
RSUs, Outstanding at beginning balance | shares	851,020
Weighted- Average Grant Date Fair Value, Outstanding at beginning balance | $ / shares	$ 17.23
RSUs Granted | shares	707,705
Weighted- Average Grant Date Fair Value Granted | $ / shares	$ 22.22
RSUs vested | shares	(316,903)	[1]
Weighted- Average Grant Date Fair Value Vested | $ / shares	$ 17.23	[1]
RSUs Forfeited | shares	(164,004)
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	$ 18.29
RSUs, Outstanding at ending balance | shares	1,077,818
Weighted- Average Grant Date Fair Value, Outstanding at ending balance | $ / shares	$ 20.35
PSUs [Member]
Share-Based Compensation (Details) - Schedule of nonvested restricted stock units activity [Line Items]
RSUs, Outstanding at beginning balance | shares
Weighted- Average Grant Date Fair Value, Outstanding at beginning balance | $ / shares
RSUs Granted | shares	364,117
Weighted- Average Grant Date Fair Value Granted | $ / shares	$ 26.75
RSUs Forfeited | shares	(12,580)
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	$ 26.84
RSUs, Outstanding at ending balance | shares	351,537
Weighted- Average Grant Date Fair Value, Outstanding at ending balance | $ / shares	$ 26.75

[1]	Vested RSUs include 85,922 units that were not converted into Class A Common Stock due to net share settlements to cover employee withholding taxes.